Note 7 - Fair Value Measurements (Tables)	9 Months Ended
Sep. 30, 2012
Fair Value, Assets Measured on Recurring Basis [Table Text Block]
As of June 30, 2012, none of the Company’s cash balances were invested in financial instruments. The following table presents the Company’s financial assets and liabilities that are measured at fair value on a recurring basis which were comprised of the following types of instruments as of June 30, 2012:

As of September 30, 2012
	Fair Value	Level 1	Level 2	Level 3
Cash and cash equivalents:

Cash (1)	$63,053	$63,053	-	-